Redeemable Convertible Preferred Stock, Redeemable Common Stock, and Stockholders Equity (Deficit) (Q2) (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Temporary Equity [Line Items]
Shares authorized (in shares)		206,169,000	176,646,000
Shares issued (in shares)	0	184,635,000	154,678,000
Shares outstanding (in shares)	0	184,635,000	154,678,000
Carrying value		$ 1,722,111	$ 464,690
Aggregate Liquidation Preference		$ 1,618,059	$ 429,695
Series Seed
Temporary Equity [Line Items]
Shares authorized (in shares)		60,000,000	60,000,000
Shares issued (in shares)		45,567,000	48,896,000
Shares outstanding (in shares)		45,567,000	48,896,000
Issuance price (in dollars per share)		$ 0.05	$ 0.05
Carrying value		$ 2,039	$ 2,205
Aggregate Liquidation Preference		$ 2,039	$ 2,205
Series A
Temporary Equity [Line Items]
Shares authorized (in shares)		24,182,000	24,182,000
Shares issued (in shares)		19,361,000	19,879,000
Shares outstanding (in shares)		19,361,000	19,879,000
Issuance price (in dollars per share)		$ 0.12	$ 0.12
Carrying value		$ 2,256	$ 2,316
Aggregate Liquidation Preference		$ 2,256	$ 2,316
Series B
Temporary Equity [Line Items]
Shares authorized (in shares)		79,979,000	79,979,000
Shares issued (in shares)		79,979,000	75,496,000
Shares outstanding (in shares)		79,979,000	75,496,000
Issuance price (in dollars per share)		$ 5.58	$ 5.58
Carrying value		$ 550,595	$ 455,996
Aggregate Liquidation Preference		$ 446,002	$ 421,001
Series B-1
Temporary Equity [Line Items]
Shares authorized (in shares)		12,485,000	12,485,000
Shares issued (in shares)		10,205,000	10,407,000
Shares outstanding (in shares)		10,205,000	10,407,000
Issuance price (in dollars per share)		$ 0.4	$ 0.4
Carrying value		$ 4,091	$ 4,173
Aggregate Liquidation Preference		$ 4,091	$ 4,173
Series C
Temporary Equity [Line Items]
Shares authorized (in shares)		29,523,000
Shares issued (in shares)		29,523,000
Shares outstanding (in shares)		29,523,000
Issuance price (in dollars per share)		$ 38.95
Carrying value		$ 1,163,130
Aggregate Liquidation Preference		$ 1,163,671